Ameritas Life Insurance Corp.
                               ("Ameritas Life")

                      Ameritas Variable Separate Account V
                    Ameritas Variable Separate Account VA-2
                             ("Separate Accounts")

                                 Supplement to:
   Overture Applause!, Overture Applause! II, Overture Encore!, and Overture
                                Annuity III-Plus
                         Prospectuses Dated May 1, 2007
                               Overture Ovation!
                          Prospectus Dated May 1, 2008
        Overture Annuity II, Overture Annuity III, and Overture Acclaim!
                      Prospectuses Dated September 1, 2009
   and Statements of Additional Information for all Prospectuses listed above

                          Supplement Dated May 1, 2013

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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                       The Alger Portfolios                                           Fred Alger Management, Inc.
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Alger Balanced Portfolio, Class I-2                                    Current income and long-term capital appreciation.
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                   American Century Investments                                American Century Investment Management, Inc.
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American Century VP Income & Growth Fund, Class I                      Capital growth; income is secondary.
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American Century VP Mid Cap Value Fund, Class I                        Long-term capital growth; income is secondary.
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                  Calvert Variable Products, Inc.*                                 Calvert Investment Management, Inc.
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Calvert VP EAFE International Index Portfolio, Class I -               Index:  MSCI EAFE Index.
World Asset Management, Inc.
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Calvert VP Inflation Protected Plus Portfolio -                        Current income.
Ameritas Investment Partners, Inc. ("AIP")
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Calvert VP Investment Grade Bond Index Portfolio - AIP                 Index:  Barclays Capital Aggregate Bond Index.
(named Calvert VP Barclays Capital Aggregate Bond Index
Portfolio prior to April 30, 2013)
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Calvert VP NASDAQ 100 Index Portfolio - AIP                            Index:  NASDAQ 100(R) Index.
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Calvert VP Natural Resources Portfolio - AIP                           Capital growth.
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Calvert VP Russell 2000 Small Cap Index Portfolio, Class I - AIP       Index:  Russell 2000 Index.
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Calvert VP S&P 500 Index Portfolio ** - AIP                            Index:  S&P 500 Index.
(includes assets merged from Calvert VP SRI Strategic Portfolio as of April 30, 2013)
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Calvert VP S&P MidCap 400 Index Portfolio, Class I ** - AIP            Index:  S&P MidCap 400 Index.
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Calvert VP SRI Large Cap Value Portfolio - No Subadviser               Long-term capital appreciation.
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                   Calvert Variable Series, Inc.*                                  Calvert Investment Management, Inc.
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Calvert VP Income Portfolio - No Subadviser                            Long-term income.
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Calvert VP Money Market Portfolio - No Subadviser                      Money market: current income.
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Calvert VP Small Cap Growth Portfolio -                                Long-term capital appreciation.
Eagle Asset Management, Inc.
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Calvert VP SRI Balanced Portfolio - Equity Portion: New                Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
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Calvert VP SRI Equity Portfolio - Atlanta Capital Management           Capital growth.
Company, LLC
---------------------------------------------------------------------  -------------------------------------------------------------
                  Dreyfus Investment Portfolios                                         The Dreyfus Corporation
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Dreyfus MidCap Stock Portfolio, Service Shares                         Index:  S&P MidCap 400 Index. **
---------------------------------------------------------------------  -------------------------------------------------------------
                      DWS Variable Series II                                   Deutsche Investment Management Americas Inc.
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DWS Global Growth VIP Portfolio, Class A (named DWS Global             Long-term capital growth.
Thematic VIP Portfolio prior to May 1, 2013)
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DWS Small Mid Cap Value VIP Portfolio, Class A -                       Long-term capital appreciation.
Dreman Value Management, L.L.C. (named DWS Dreman Small
Mid Cap Value VIP Portfolio prior to May 1, 2013)
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              Fidelity(R) Variable Insurance Products                            Fidelity Management & Research Company
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Fidelity(R) VIP Asset Manager(SM) Portfolio, Initial Class 1,2,3       Total return.
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Fidelity(R) VIP Asset Manager: Growth(R) Portfolio, Initial Class      Total return.
1,2,3,4
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Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 2,4             Long-term capital appreciation.
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Fidelity(R) VIP Equity-Income Portfolio, Initial Class 2,4             Index:  S&P 500(R) Index. **
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Fidelity(R) VIP Growth Portfolio, Initial Class 2,4                    Capital Appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------  -------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class 2,4               Income and growth.
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Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class 1,4     Bond.
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Fidelity(R) VIP Mid Cap Portfolio *** 2,4                              Long-term growth.
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Fidelity(R) VIP Overseas Portfolio, Initial Class 2,4                  Long-term growth.
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        Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; (3) Geode Capital Management, LLC;
                             and (4) other investment advisers serve as sub-advisers for the fund.
---------------------------------------------------------------------  -------------------------------------------------------------
                    ALPS Variable Investors Trust                                          ALPS Advisors, Inc.
            (Financial Investors Variable Insurance Trust
                      prior to April 30, 2013)
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Ibbotson Balanced ETF Asset Allocation Portfolio, Class II -           Capital appreciation and some current income.
Ibbotson Associates, Inc. ("Ibbotson")
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Ibbotson Growth ETF Asset Allocation Portfolio, Class II -             Capital appreciation.
Ibbotson
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Ibbotson Income and Growth ETF Asset Allocation Portfolio,             Current income and capital appreciation.
Class II - Ibbotson
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                    AIM Variable Insurance Funds                                           Invesco Advisers, Inc.
                 (Invesco Variable Insurance Funds)
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Invesco V.I. Global Core Equity Fund, Series I                         Long-term capital appreciation by investing primarily in
                                                                       equity securities of issuers throughout the world, including
                                                                       U.S. issuers.
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Invesco V.I. Global Real Estate Fund, Series I - Invesco Asset         Total return through growth of capital and current income.
Management Limited
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Invesco V.I. International Growth Fund, Series I                       Long-term growth of capital.
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Invesco V.I. Mid Cap Growth Fund, Series I (named Invesco Van          Seek capital growth.
Kampen V.I. Mid Cap Growth Fund prior to April 29, 2013)
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                  MFS(R) Variable Insurance Trust                               Massachusetts Financial Services Company
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MFS(R) New Discovery Series, Initial Class                             Seeks capital appreciation.
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MFS(R) Research International Series, Initial Class                    Seeks capital appreciation.
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MFS(R) Strategic Income Series, Initial Class                          Seeks total return with emphasis on high current income,
                                                                       but also considering capital appreciation.
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MFS(R) Total Return Series, Initial Class                              Seeks total return.
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MFS(R) Utilities Series, Initial Class                                 Seeks total return.
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             Neuberger Berman Advisers Management Trust                              Neuberger Berman Management LLC
---------------------------------------------------------------------  -------------------------------------------------------------
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio,                Capital growth.
Class I - Neuberger Berman LLC
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                  PIMCO Variable Insurance Trust                                Pacific Investment Management Company LLC
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PIMCO Total Return Portfolio, Administrative Class                     Seeks maximum total return.
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                T. Rowe Price Equity Series, Inc.                                     T. Rowe Price Associates, Inc.
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T. Rowe Price Blue Chip Growth Portfolio-II                            Seeks long-term capital growth.  Income is a secondary
                                                                       objective.
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                 Third Avenue Variable Series Trust                                    Third Avenue Management LLC
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Third Avenue Value Portfolio                                           Long-term capital appreciation.
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               The Universal Institutional Funds, Inc.                          Morgan Stanley Investment Management Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley        Long-term capital appreciation by investing primarily in
Investment Management Company and Morgan Stanley Investment            growth oriented equity securities of issuers in emerging
Management Limited                                                     market countries.
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UIF Global Tactical Asset Allocation Portfolio, Class I                Total return.
---------------------------------------------------------------------  -------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I                                Above-average current income and long-term capital
                                                                       appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
---------------------------------------------------------------------  -------------------------------------------------------------

* These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds' investment adviser and Ameritas Investment Partners, Inc. (named Summit Investment Advisors, Inc. prior to May 1, 2013) are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.
*** The "Initial Class" of this portfolio is available for the Overture Applause!, Overture Applause! II, Overture Encore!, and Overture Ovation. The "Service Class 2" is available for the Overture Annuity II, Overture Annuity III, Overture Annuity III-P, and Overture ACCLAIM!.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2012.

3. Ameritas Investment Partners, Inc. was named Summit Investment Advisors, Inc. prior to May 1, 2013. All references to Summit Investment Advisors, Inc. in your prospectus and Statement of Additional Information are changed to Ameritas Investment Partners, Inc. to reflect the name change.

4. The disclosure relating to model performance in the Asset Allocation Program section of the prospectus is revised to state that performance of each model is updated monthly on our website.


All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.

            If you do not have a current prospectus, please contact
                        Ameritas Life at 1-800-745-1112.